ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 12.1%
Hotels, Restaurants & Leisure 3.9%
Carnival	1,300,000	61,581
Harrah's Entertainment	845,000	65,876
International Game Technology	1,940,000	68,327
Marriott, Class A	680,000	46,648
McDonald's	770,000	26,457
Wynn Resorts (1)	1,100,000	84,535
		353,424
Household Durables 1.5%
Fortune Brands	310,000	24,995
Garmin	700,000	55,601
Harman International	500,000	55,565
		136,161
Internet & Catalog Retail 0.2%
Amazon.com (1)	470,000	17,160
		17,160
Media 2.2%
Grupo Televisa ADR	740,000	14,726
McGraw-Hill	400,000	23,048
Omnicom	250,000	20,813
Scripps, Class A	575,000	25,708
Time Warner	3,200,000	53,728
Viacom, Class B (1)	1,630,000	63,244
		201,267
Multiline Retail 2.4%
Kohl's (1)	2,200,000	116,622
Target	2,050,000	106,621
		223,243
Specialty Retail 1.9%
Best Buy	700,000	39,151
Home Depot	3,100,000	131,130
		170,281
Total Consumer Discretionary		1,101,536
CONSUMER STAPLES 4.9%
Beverages 0.9%
PepsiCo	1,510,000	87,263
		87,263
Food & Staples Retailing 2.5%
CVS	1,240,000	37,039
Sysco	1,600,000	51,280
Wal-Mart	2,900,000	136,996
		225,315
Household Products 1.5%
Procter & Gamble	2,320,000	133,678
		133,678
Total Consumer Staples		446,256
ENERGY 6.8%
Energy Equipment & Services 4.8%
Baker Hughes	1,330,000	90,972
Schlumberger	1,519,000	192,260
Smith International	2,710,000	105,582
Transocean (1)	610,000	48,983
		437,797
Oil, Gas & Consumable Fuels 2.0%
ExxonMobil	1,720,000	104,679
Murphy Oil	500,000	24,910
Total ADR	370,000	48,740
		178,329
Total Energy		616,126
FINANCIALS 20.6%

Capital Markets 11.6%
Ameriprise Financial	610,000	27,487
Charles Schwab	4,460,000	76,757
E*TRADE Financial (1)	2,650,000	71,497
Franklin Resources	1,030,000	97,067
Goldman Sachs	673,000	105,634
Legg Mason	895,000	112,170
Mellon Financial	680,000	24,208
Merrill Lynch	1,500,000	118,140
Morgan Stanley	415,000	26,070
Northern Trust	1,240,000	65,100
State Street	2,800,000	169,204
TD Ameritrade Holding	2,700,000	56,349
UBS (CHF)	925,000	101,685
		1,051,368
Commercial Banks 0.8%
Wells Fargo	1,147,000	73,259
		73,259
Consumer Finance 2.5%
American Express	2,390,000	125,594
SLM Corporation	1,900,000	98,686
		224,280
Diversified Financial Services 2.1%
Chicago Mercantile Exchange Holdings	43,000	19,243
Citigroup	3,700,000	174,751
		193,994
Insurance 3.6%
AFLAC	100,000	4,513
American International Group	2,530,000	167,208
Hartford Financial Services	790,000	63,634
Marsh & McLennan	1,760,000	51,674
Prudential Financial	520,000	39,421
		326,450

Total Financials		1,869,351

HEALTH CARE 17.4%

Biotechnology 3.8%
Amgen (1)	1,870,000	136,042
Genentech (1)	1,200,000	101,412
Gilead Sciences (1)	1,700,000	105,774
		343,228
Health Care Equipment & Supplies 2.5%
Alcon	181,000	18,871
Medtronic	2,100,000	106,575
St. Jude Medical (1)	1,400,000	57,400
Stryker	1,120,000	49,661
		232,507
Health Care Providers & Services 7.4%
Aetna	610,000	29,975
Cardinal Health	700,000	52,164
Caremark RX (1)	2,120,000	104,262
Humana (1)	430,000	22,640
Quest Diagnostics	1,270,000	65,151
UnitedHealth Group	5,270,000	294,382
WellPoint (1)	1,400,000	108,402
		676,976
Pharmaceuticals 3.7%
Johnson & Johnson	1,100,000	65,142
Novartis (CHF)	880,000	48,977
Pfizer	3,000,000	74,760
Roche Holding (CHF)	220,000	32,781
Sepracor (1)	820,000	40,024
Teva Pharmaceutical ADR	370,000	15,237
Wyeth	1,180,000	57,253
		334,174
Total Health Care		1,586,885
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 2.0%
General Dynamics	1,000,000	63,980
Honeywell International	1,630,000	69,715
Lockheed Martin	50,000	3,757
Rockwell Collins	520,000	29,302
United Technologies	300,000	17,391
		184,145
Air Freight & Logistics 0.4%
UPS, Class B	400,000	31,752
		31,752
Commercial Services & Supplies 0.2%
Cintas	500,000	21,310
		21,310
Industrial Conglomerates 3.7%
GE	9,610,000	334,236
		334,236
Machinery 3.5%
Danaher	3,320,000	210,986
Deere	650,000	51,383
Illinois Tool Works	575,000	55,378
		317,747
Road & Rail 0.2%
Union Pacific	190,000	17,736
		17,736
Total Industrials & Business Services		906,926
INFORMATION TECHNOLOGY 23.6%

Communications Equipment 4.6%
Cisco Systems (1)	5,750,000	124,602
Corning (1)	2,750,000	74,003
Juniper Networks (1)	2,200,000	42,064
LM Ericsson (SEK)	5,900,000	22,481
Nokia ADR (2)	4,330,000	89,718
QUALCOMM	1,210,000	61,238
		414,106
Computers & Peripherals 2.3%
Dell (1)	4,460,000	132,729
EMC (1)	5,600,000	76,328
		209,057
Internet Software & Services 3.6%
eBay (1)	1,600,000	62,496
Google, Class A (1)	365,000	142,350
IAC/InterActiveCorp (1)	640,000	18,861
Monster Worldwide (1)	250,000	12,465
Yahoo! (1)	2,800,000	90,328
		326,500
IT Services 2.4%
Accenture, Class A	759,200	22,829
Automatic Data Processing	2,200,000	100,496
First Data	1,600,000	74,912
Paychex	575,000	23,955
		222,192
Semiconductor & Semiconductor Equipment 5.8%
Analog Devices	1,780,000	68,156
Applied Materials	1,500,000	26,265
Intel	1,760,000	34,056
Linear Technology	1,670,000	58,584
Marvell Technology Group (1)	1,400,000	75,740
Maxim Integrated Products	3,100,000	115,165
Texas Instruments	2,200,000	71,434
Xilinx	3,040,000	77,398
		526,798
Software 4.9%
Adobe Systems (1)	1,030,000	35,968
Intuit (1)	860,000	45,743
Microsoft	10,550,000	287,065
Oracle (1)	5,650,000	77,349
		446,125
Total Information Technology		2,144,778
MATERIALS 1.8%
Chemicals 1.1%
Monsanto	1,150,000	97,462
		97,462
Metals & Mining 0.7%
BHP Billiton (AUD)	2,300,000	46,136
Nucor	178,000	18,653
		64,789
Total Materials		162,251
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.5%
Telus (Non-voting shares)	1,240,000	47,988
		47,988
Wireless Telecommunication Services 1.6%
America Movil ADR, Series L	1,700,000	58,242
American Tower Systems, Class A (1)	1,730,000	52,454
NII Holdings, Class B (1)	25,000	1,474
Rogers Communications, Class B		767,400	29,277
			141,447
Total Telecommunication Services			189,435
Total Common Stocks (Cost $6,797,455)			9,023,544
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)		43,356,164	43,356
Total Short-Term Investments (Cost $43,356)			43,356
SECURITIES LENDING COLLATERAL 0.2%
Money Market Trust 0.2%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 4.663% (4)		21,606,450	21,606
Total Securities Lending Collateral (Cost $21,606)			21,606
Total Investments in Securities
100.0% of Net Assets (Cost $6,862,417)			$9,088,506

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(3)	Affiliated company - see Note 4
(4)	Seven-day yield
ADR	American Depository Receipts
AUD	Australian Dollar
CHF	Swiss Franc
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $20,583,000; aggregate collateral consisted of $21,606,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $6,862,417,000. Net unrealized gain aggregated $2,226,087,000 at period-end, of which $2,314,298,000 related to appreciated investments and $88,211,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $387,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $43,356,000 and $56,348,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006